Differences between Financial Statements and Form 5500 - Reconciliation of Additions (Details) - EBP 002 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Total additions	$ 1,122,282
Adjustment from contract value to fair value for fully-benefit responsive investment contracts at December 31, 2025	(5,416)
Adjustment from contract value to fair value for fully benefit-responsive investment contracts at December 31, 2024	13,107
Total additions per Form 5500	$ 1,129,973